Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares
Preferred stock, par value (in AUD per share) | $ / shares	$ 0.01		$ 0.01
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0	0
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	300,000,000	300,000,000	300,000,000	300,000,000
Common stock, shares issued (in shares)	177,828,504	177,828,504	177,611,854	177,611,854
Common stock, shares outstanding (in shares)	177,828,504	177,828,504	177,611,854	177,611,854